Leases - Schedule of Lease Liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Lease Liabilities [Line Items]
Lease liabilities	$ 1,984,244	$ 1,567,959
Current	299,456	282,180
Non-current	$ 1,684,788	$ 1,285,779